Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans receivable, including fees:
Taxable	$ 71,760	$ 71,307	$ 70,423
Tax-exempt	3,628	4,020	4,521
Securities:
Taxable	21,468	22,362	22,275
Tax-exempt	451	1	14
Federal funds sold	1	5	14
Total interest income	97,308	97,695	97,247
Interest Expense
Deposits	7,701	11,443	13,467
Short-term borrowings	203	439	317
Long-term debt	2,206	2,814	3,613
Total interest expense	10,110	14,696	17,397
Net interest income	87,198	82,999	79,850
Provision for loan losses	10,100	20,592	21,000
Net interest income after provision for loan losses	77,098	62,407	58,850
Noninterest Income
Service charges, fees and other operating income	28,372	27,773	26,681
Gains on sales of loans	1,220	2,728	2,434
Total fees and other income	29,592	30,501	29,115
Other-than-temporary impairment (OTTI) losses	(649)	(324)	(4,904)
Portion recognized in other comprehensive income (before taxes)	0	0	3,942
Net impairment loss on investment securities	(649)	(324)	(962)
Net gains on sales/calls of securities	1,051	350	2,801
Debt prepayment charge	(140)	(75)	(1,574)
Total noninterest income	29,854	30,452	29,380
Noninterest Expenses
Salaries and employee benefits	41,241	40,318	41,494
Occupancy	8,439	9,155	8,429
Furniture and equipment	4,842	5,465	5,134
Advertising and marketing	1,870	2,016	2,967
Data processing	13,590	14,211	13,121
Regulatory assessments and related fees	4,063	3,638	4,598
Telephone	3,480	3,434	3,492
Loan expense	1,384	1,098	1,658
Foreclosed real estate	1,335	2,275	1,380
Branding	30	1,891	0
Consulting fees	1,104	1,496	4,508
Pennsylvania shares tax	1,789	1,507	1,379
Other	7,977	7,510	8,943
Total noninterest expenses	91,144	94,014	97,103
Income (loss) before taxes	15,808	(1,155)	(8,873)
Provision (benefit) for federal income taxes	4,914	(1,444)	(4,536)
Net income (loss)	$ 10,894	$ 289	$ (4,337)
Net Income (Loss) per Common Share
Basic (in dollars per share)	$ 0.77	$ 0.02	$ (0.33)
Diluted (in dollars per share)	$ 0.77	$ 0.02	$ (0.33)
Average Common and Common Equivalent Shares Outstanding
Basic (in shares)	14,128	13,919	13,563
Diluted (in shares)	14,128	13,919	13,563